Business Combinations - Additional Information (Details) £ in Millions						6 Months Ended		12 Months Ended
		Oct. 01, 2025 USD ($)	Oct. 01, 2025 GBP (£)	Jul. 17, 2024 USD ($)	Mar. 28, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 USD ($)	Oct. 01, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Apr. 17, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Combination [Line Items]
Goodwill						$ 307,954,000		$ 307,014,000
Purchase price adjustment						800,000
Deep Blue Oil & Gas Limited [Member]
Business Combination [Line Items]
Business combination, consideration transferred		$ 6,900,000	£ 5.1
Cash		4,700,000	3.5
Goodwill		4,300,000							£ 3.2
Contingent consideration	[1]	2,200,000							1.6
Identified intangible assets acquired		2,600,000							1.9
Purchase price adjustment						$ 800,000	£ 0.6
HMH Holding BV And Subsidiaries [Member]
Business Combination [Line Items]
Business combination, consideration transferred					$ 9,200,000
Goodwill								307,014,000		$ 300,939,000		$ 287,848,000
Deferred tax asset								(20,004)		(22,816)
Purchase price adjustment								1,900,000
HMH Holding BV And Subsidiaries [Member] | Drillform Technical Services Ltd [Member]
Business Combination [Line Items]
Business combination, consideration transferred				$ 24,700,000
Cash				21,000,000
Contingent consideration											$ 3,700,000
Goodwill											15,998,000
Warrant liabilities											2,400,000
Deferred tax asset											(600,000)
Maximum contingent consideration				12,000,000
Asset acquisition, consideration transferred, contingent consideration				4,700,000
Business combination, transaction cost, excluding separately recognized transaction								$ 0		$ 3,600,000
Identified intangible assets acquired											11,000,000
Cash and cash equivalents											$ 1,377,000
Purchase price adjustment				$ 1.9
HMH Holding BV And Subsidiaries [Member] | Deep Blue Oil & Gas Limited [Member]
Business Combination [Line Items]
Cash		4.5	£ 3.3
Goodwill		3,600,000							2.7
Contingent consideration		2,000,000							1.5
Identified intangible assets acquired		2,600,000							1.9
Cash and cash equivalents		$ 300,000							£ 0.2

[1]	The contingent consideration consists of deferred payments by the Company to the acquiree’s prior equity holders for three years, contingent on meeting specific earnings and operational targets.